Segment Reporting - Summary of Operating Segments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Disclosure of operating segments [line items]
Revenue	$ 493,916	$ 664,120	$ 555,198	$ 434,723
Omnichannel CX solutions [Member]
Disclosure of operating segments [line items]
Revenue	285,724	384,184	334,047	273,174
Sales and digital marketing [Member]
Disclosure of operating segments [line items]
Revenue	123,833	166,506	114,718	66,235
Content, trust and safety [Member]
Disclosure of operating segments [line items]
Revenue	81,434	109,496	103,538	92,452
Other business process services and other services [member]
Disclosure of operating segments [line items]
Revenue	$ 2,925	$ 3,934	$ 2,895	$ 2,862